Related Party Transactions	3 Months Ended	11 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions

4. RELATED PARTY TRANSACTIONS

Founder Shares

During the period from February 3, 2020 (date of inception) to February 14, 2020, the Founder purchased 5,735,000 shares of Common Stock (the “Founder Shares”) for an aggregate purchase price of $25,000, or $0.0044 per share. The Company also issued 5,000 shares of Common Stock, solely in consideration of future services, to each of the Insiders pursuant to Insider Shares Grant Agreements dated May 13, 2020 between the Company and each of the Insiders, for an aggregate issuance of 15,000 shares of Common Stock (the “Insider Shares”). The Insider Shares are subject to forfeiture if the individuals resign or the services are terminated for cause prior to the completion of the Business Combination. The Founder Shares are identical to the Common Stock included in the Units being sold in the Offering except that the Founder Shares are subject to certain transfer restrictions, as described in more detail below. The Founder has forfeited 750,000 Founder Shares because the over-allotment option was not exercised by the Underwriters. Because the entire over-allotment option was not exercised, the forfeiture did not need to be adjusted. Therefore, the Founder and Insiders collectively own approximately 22% of the Company’s issued and outstanding shares after the Offering, the Private Placement, and forfeiture of 750,000 Founder Shares.

Private Placement

The Founder and the Underwriters purchased from the Company an aggregate of 650,000 and 243,479 Private Placement Units, respectively, at a price of $10.00 per Unit in a private placement that occurred simultaneously with the completion of the closing of the Offering. Each Private Placement Unit consists of one share of the Company’s Common Stock, and three-fourths (3/4) of one warrant (a “Private Placement Warrant”). Each whole Private Placement Warrant will be exercisable for $11.50 per share, and the exercise price of the Private Placement Warrants may be adjusted in certain circumstances as described in Note 6.

No fractional shares will be issued upon exercise of the Private Placement Warrants. If, upon exercise of the Private Placement Warrants, a holder would be entitled to receive a fractional interest in a share, the Company will, upon exercise, round down to the nearest whole number the number of shares of Common Stock to be issued to the Private Placement Warrant holder. Each Private Placement Warrant will become exercisable on the later of 30 days after the completion of the Company’s Business Combination or 12 months from the closing of the Offering and will expire five years after the completion of the Company’s Business Combination or earlier upon redemption or liquidation. However, if the Company does not complete a Business Combination on or prior to the 18-month period allotted to complete the Business Combination, the Private Placement Warrants will expire at the end of such period. If the Company is unable to deliver registered shares of Common Stock to the holder upon exercise of the Private Placement Warrants during the exercise period, there will be no net cash settlement of these Private Placement Warrants and the Private Placement Warrants will expire worthless, unless they may be exercised on a cashless basis in the circumstances described in the Warrant Agreement. Once the Private Placement Warrants become exercisable, the Company may redeem the outstanding Private Placement Warrants in whole and not in part at a price of $0.01 per Private Placement Warrant upon a minimum of 30 days’ prior written notice of redemption, only in the event that the last sale price of the Company’s shares of Common Stock equals or exceeds $18.00 per share for any 20 trading days within the 30-trading day period ending on the third trading day before the Company sends the notice of redemption to the Private Placement Warrant holders.

The Company’s Founder, Insiders and Underwriters have agreed not to transfer, assign or sell any of their respective Founder Shares, shares held by the Insiders, Private Placement Units, shares or other securities underlying such Private Placement Units that they may hold until the date that is (i) in the case of the Founder Shares or shares held by the Insiders, the earlier of (A) 12 months after the date of the consummation of the Company’s initial Business Combination or (B) subsequent to the Company’s initial Business Combination, (x) the date on which the last sale price of the Company’s Common Stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 90 days after the Company’s initial Business Combination or (y) the date on which the Company completes a liquidation, merger, stock exchange or other similar transaction after the Company’s Business Combination that results in all of the Company’s stockholders having the right to exchange their shares of Common Stock for cash, securities or other property, and (ii) in the case of the Private Placement Units and shares or other securities underlying such Private Placement Units, until 30 days after the completion of the Company’s Business Combination.

Unlike the Public Warrants included in the Units sold in the Offering, if held by the original holder or its permitted transferees, the warrants included in the Private Placement Units are not redeemable by the Company and subject to certain limited exceptions, will be subject to transfer restrictions until one year following the consummation of the Business Combination. If the warrants included in the Private Placement Units are held by holders other than the initial holders or their permitted transferees, the warrants included in the Private Placement Units will be redeemable by the Company and exercisable by holders on the same basis as the warrants included in the Offering.

If the Company does not complete a Business Combination, then a portion of the proceeds from the sale of the Private Placement Units will be part of the liquidating distribution to the public stockholders.

Administrative Services Agreement and Other Agreements

The Company agreed to pay $20,000 a month for office space, administrative services and secretarial support to an affiliate of the Founder, GigFounders, LLC. Services commenced on May 14, 2020, the date the securities were first listed on the New York Stock Exchange, and will terminate upon the earlier of the consummation by the Company of a Business Combination or the liquidation of the Company.

4. RELATED PARTY TRANSACTIONS

Founder Shares

During the period from February 3, 2020 (date of inception) to February 14, 2020, the Founder purchased 5,735,000 shares of Common Stock (the “Founder Shares”) for an aggregate purchase price of $25,000, or $0.0044 per share. The Company also issued 5,000 shares of Common Stock, solely in consideration of future services, to each of the Insiders pursuant to Insider Shares Grant Agreements dated May 13, 2020 between the Company and each of the Insiders, for an aggregate issuance of 15,000 shares of Common Stock (the “Insider Shares”). The Insider Shares are subject to forfeiture if the individuals resign or the services are terminated for cause prior to the completion of the Business Combination. The Founder Shares are identical to the Common Stock included in the Units being sold in the Offering except that the Founder Shares are subject to certain transfer restrictions, as described in more detail below. The Founder has forfeited 750,000 Founder Shares because the over-allotment option was not exercised by the Underwriters. Because the entire over-allotment option was not exercised, the forfeiture did not need to be adjusted. Therefore, the Founder and Insiders collectively own approximately 22% of the Company’s issued and outstanding shares after the Offering, the Private Placement, and forfeiture of 750,000 Founder Shares.

Private Placement

The Founder and the Underwriters purchased from the Company an aggregate of 650,000 and 243,479 Private Placement Units, respectively, at a price of $10.00 per unit in a private placement that occurred simultaneously with the completion of the closing of the Offering. Each Private Placement Unit consists of one share of the Company’s Common Stock, and three-fourths (3/4) of one warrant (a “Private Placement Warrant”). Each whole Private Placement Warrant will be exercisable for $11.50 per share, and the exercise price of the Private Placement Warrants may be adjusted in certain circumstances as described in Note 6.

No fractional shares will be issued upon exercise of the Private Placement Warrants. If, upon exercise of the Private Placement Warrants, a holder would be entitled to receive a fractional interest in a share, the Company will, upon exercise, round down to the nearest whole number the number of shares of Common Stock to be issued to the Private Placement Warrant holder. Each Private Placement Warrant will become exercisable on the later of 30 days after the completion of the Company’s Business Combination or 12 months from the closing of the Offering and will expire five years after the completion of the Company’s Business Combination or earlier upon redemption or liquidation. However, if the Company does not complete a Business Combination on or prior to the 18-month period allotted to complete the Business Combination, the Private Placement Warrants will expire at the end of such period. If the Company is unable to deliver registered shares of Common Stock to the holder upon exercise of the Private Placement Warrants during the exercise period, there will be no net cash settlement of these Private Placement Warrants and the Private Placement Warrants will expire worthless, unless they may be exercised on a cashless basis in the circumstances described in the Warrant Agreement. Once the Private Placement Warrants become exercisable, the Company may redeem the outstanding Private Placement Warrants in whole and not in part at a price of $0.01 per Private Placement Warrant upon a minimum of 30 days’ prior written notice of redemption, only in the event that the last sale price of the Company’s shares of Common Stock equals or exceeds $18.00 per share for any 20 trading days within the 30-trading day period ending on the third trading day before the Company sends the notice of redemption to the Private Placement Warrant holders.

The Company’s Founder, Insiders and Underwriters have agreed not to transfer, assign or sell any of their respective Founder Shares, shares held by the Insiders, Private Placement Units, shares or other securities underlying such Private Placement Units that they may hold until the date that is (i) in the case of the Founder Shares or shares held by the Insiders, the earlier of (A) 12 months after the date of the consummation of the Company’s initial Business Combination or (B) subsequent to the Company’s initial Business Combination, (x) the date on which the last sale price of the Company’s Common Stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 90 days after the Company’s initial Business Combination or (y) the date on which the Company completes a liquidation, merger, stock exchange or other similar transaction after the Company’s Business Combination that results in all of the Company’s stockholders having the right to exchange their shares of Common Stock for cash, securities or other property, and (ii) in the case of the Private Placement Units and shares or other securities underlying such Private Placement Units, until 30 days after the completion of the Company’s Business Combination.

Unlike the Public Warrants included in the Units sold in the Offering, if held by the original holder or its permitted transferees, the warrants included in the Private Placement Units are not redeemable by the Company and subject to certain limited exceptions, will be subject to transfer restrictions until one year following the consummation of the Business Combination. If the warrants included in the Private Placement Units are held by holders other than the initial holders or their permitted transferees, the warrants included in the Private Placement Units will be redeemable by the Company and exercisable by holders on the same basis as the warrants included in the Offering.

If the Company does not complete a Business Combination, then a portion of the proceeds from the sale of the Private Placement Units will be part of the liquidating distribution to the public stockholders.

Administrative Services Agreement and Other Agreements

The Company agreed to pay $20,000 a month for office space, administrative services and secretarial support to an affiliate of the Founder, GigFounders, LLC. Services commenced on May 14, 2020, the date the securities were first listed on the New York Stock Exchange, and will terminate upon the earlier of the consummation by the Company of a Business Combination or the liquidation of the Company.